CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid in Capital CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Accumulated Deficit CNY (¥)	Total Shareholders' (Deficit)/Equity CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2020	¥ 2,679		¥ 78,880,014	¥ (65,452)	¥ (51,648,410)	¥ 27,168,831	¥ 2,125	¥ 27,170,956
Balance (in shares) at Dec. 31, 2020 | shares	1,529,031,103
Balance (in shares, treasury) at Dec. 31, 2020 | shares		(2,491,715)
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(6,586,579)			(6,586,579)		(6,586,579)
Settlement of capped call options and zero strike call options (Note 13(ii))		¥ (1,849,600)	1,849,600
Settlement of capped call options and zero strike call options (Note 13(ii)) (in shares) | shares		(16,402,643)
Conversion of convertible senior notes to ordinary shares - related parties	¥ 12		148,381			148,393		148,393
Conversion of convertible senior notes to ordinary shares - related parties (in shares) | shares	7,219,872
Conversion of convertible senior notes to ordinary shares -third party	¥ 101		4,199,718			4,199,819		4,199,819
Conversion of convertible senior notes to ordinary shares -third party (in shares) | shares	62,508,996
Shareholder's contribution (Note 9)			18,535			18,535		18,535
Issuance of ordinary shares	¥ 85		12,677,469			12,677,554		12,677,554
Issuance of ordinary shares (in shares) | shares	53,292,401
Issuance of restricted shares (Note 24(a)(ii))			148,869			148,869		148,869
Issuance of restricted shares (Note 24(a)(ii)) (in shares) | shares	549,376
Exercise of share options	¥ 14		120,925			120,939		¥ 120,939
Exercise of share options (in shares) | shares	8,891,011	228,037						9,119,048	9,119,048
Share based compensation of the restricted shares	¥ 1		457,985			457,986		¥ 457,986
Share based compensation of the restricted shares (in shares) | shares	842,742
Share based compensation of the share options			552,155			552,155		552,155
Cancellation of restricted shares (in shares) | shares	(586,068)	586,068
Foreign currency translation adjustment				(230,345)		(230,345)		(230,345)
Change in fair value of available-for-sale debt securities (Note 9)				19,497		19,497	4,727	24,224
Capital injection from non-controlling interests							100,000	100,000
Net loss					(3,985,730)	(3,985,730)	(31,219)	(4,016,949)
Balance at Dec. 31, 2021	¥ 2,892	¥ (1,849,600)	92,467,072	(276,300)	(55,634,140)	34,709,924	75,633	34,785,557
Balance (in shares) at Dec. 31, 2021 | shares	1,661,749,433
Balance (in shares, treasury) at Dec. 31, 2021 | shares		(18,080,253)
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(279,355)			(279,355)		(279,355)
Conversion of convertible senior notes to ordinary shares - related parties	¥ 15		207,457			207,472		207,472
Conversion of convertible senior notes to ordinary shares - related parties (in shares) | shares	8,805,770
Conversion of convertible senior notes to ordinary shares -third party			10,450			10,450		10,450
Conversion of convertible senior notes to ordinary shares -third party (in shares) | shares	172,631
Exercise of share options	¥ 7		75,627			75,634		¥ 75,634
Exercise of share options (in shares) | shares	4,514,461	19,229						4,533,690	4,533,690
Share based compensation of the restricted shares	¥ 8		1,863,412			1,863,420		¥ 1,863,420
Share based compensation of the restricted shares (in shares) | shares	4,978,597
Share based compensation of the share options			432,484			432,484		432,484
Foreign currency translation adjustment				717,274		717,274		717,274
Change in fair value of available-for-sale debt securities (Note 9)				595,037		595,037	151,299	746,336
Distributions to non-controlling interests							(32,629)	(32,629)
Transactions with non-controlling interests (Note 23)			(184,085)			(184,085)	184,085
Net loss					(14,280,090)	(14,280,090)	(157,014)	(14,437,104)
Balance at Dec. 31, 2022	¥ 2,922	¥ (1,849,600)	94,593,062	1,036,011	(69,914,230)	23,868,165	221,374	¥ 24,089,539
Balance (in shares) at Dec. 31, 2022 | shares	1,680,220,892
Balance (in shares, treasury) at Dec. 31, 2022 | shares		(18,061,024)						18,061,024	18,061,024
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(303,163)			(303,163)		¥ (303,163)
Issuance of ordinary shares	¥ 674		20,961,615			20,962,289		20,962,289
Issuance of ordinary shares (in shares) | shares	378,695,543
Exercise of share options	¥ 8		96,699			96,707		¥ 96,707
Exercise of share options (in shares) | shares	4,242,054							4,242,054	4,242,054
Share based compensation of the restricted shares	¥ 18		2,089,401			2,089,419		¥ 2,089,419
Share based compensation of the restricted shares (in shares) | shares	10,363,629
Share based compensation of the share options			279,640			279,640		279,640
Foreign currency translation adjustment				11,514		11,514		11,514	$ 1,622
Change in fair value of available-for-sale debt securities (Note 9)				(614,534)		(614,534)	(156,026)	(770,560)
Net loss					(20,843,804)	(20,843,804)	124,051	(20,719,753)	(2,918,316)
Balance at Dec. 31, 2023	¥ 3,622	¥ (1,849,600)	¥ 117,717,254	¥ 432,991	¥ (90,758,034)	¥ 25,546,233	¥ 189,399	¥ 25,735,632	$ 3,624,787
Balance (in shares) at Dec. 31, 2023 | shares	2,073,522,118
Balance (in shares, treasury) at Dec. 31, 2023 | shares		(18,061,024)						18,061,024	18,061,024